Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Intangible assets	€ 870	€ 1,394
Property, plant and equipment	36,699	30,610
Investment in a joint venture / associate	13,410	15,054
Other financial assets	3,386	3,779
Non-financial assets	13,487	8,113
Non-current assets	67,852	58,950
Other financial assets	22,581	219,625
Non-financial assets	18,648	22,994
Income tax receivable	169
Cash and cash equivalents	179,581	129,856
Current assets	220,979	372,475
Total Assets	288,831	431,425
SHAREHOLDERS' EQUITY AND LIABILITIES
Other capital	53,104	40,138
Share premium	843,074	779,141
Other capital reserves	277,654	240,430
Treasury shares	(279)	(151)
Accumulated loss	(970,198)	(717,134)
Accumulated other comprehensive income	148	87
Shareholders' equity	203,503	342,511
Other financial liabilities	21
Lease liabilities	8,353	9,861
Provisions	445	373
Trade and other payables	3,483	2,906
Deferred tax liabilities	10	10
Non-current liabilities	12,312	13,150
Other financial liabilities	4
Lease liabilities	2,616	1,962
Shares-based payment liability	1,046	8,028
Provisions	730	2,422
Income tax payable	128	552
Warrants	26,267	21,405
Trade and other payables	33,658	35,335
Other non-financial liabilities	8,567	6,060
Current liabilities	73,016	75,764
Total Shareholders' Equity and Liabilities	€ 288,831	€ 431,425